Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com

April 28, 2017	Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Oberweis Funds Post-Effective Amendment No. 54 under the Securities Act of 1933 and Amendment No. 56 under Investment Company Act of 1940 File Nos. 33-9093 and 811-4854

To the Commission:

The Oberweis Funds (the “Fund”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 54 to its Registration Statement on Form N-1A (Amendment No. 56 under the 1940 Act), including exhibits.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Fund’s financial statements and making certain other non-material changes. This Amendment is intended to become effective on May 1, 2017.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (312) 609-7616 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser
Enclosures

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.